ACCRUED LIABILITIES AND OTHERS (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHERS

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Compensation and other contributions	30,687	82,368
Other current liability	55,985	42,832
Advance from customers	2,554	3,494
Operating lease liability	43,514	36,361
Total	132,740	165,055

SCHEDULE OF OTHER LIABILITY
	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Statutory reserve*	15,603	7,112
Other current liability	-	300,000
Operating lease liability – non-current	151,137	191,314

Total	166,740	498,426

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 28 thousand of dealer deposits received from various dealers as of March 31, 2025 (March 31, 2024: $ 14 thousand).

*	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.